Acquisition Integration Charges (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Acquisition Integration Charges [Line Items]
Business segment acquisition integration pretax charges	$ 33	$ 14	$ 40
Acquisition Integration Charges
Total acquistion integration charges	44	14	40
Transaction costs [Abstract]
Corporate	106	0	0
Financing fees	72	0	0
Total business acquistion transaction cost	178	0	0
Total acquistiion integration charges and transaction costs before income taxes	222	14	40
Total integration charges after income taxes	167	10	27
Acquisition integration charges per common share - diluted	$ 0.48	$ 0.03	$ 0.08
Electrical Products [Member]
Acquisition Integration Charges [Line Items]
Business segment acquisition integration pretax charges	4	1	23
Electrical Systems and Services [Member]
Acquisition Integration Charges [Line Items]
Business segment acquisition integration pretax charges	13	9	12
Hydraulics [Member]
Acquisition Integration Charges [Line Items]
Business segment acquisition integration pretax charges	16	4	1
Aerospace [Member]
Acquisition Integration Charges [Line Items]
Business segment acquisition integration pretax charges	0	0	4
All Segments [Member]
Acquisition Integration Charges [Line Items]
Business segment acquisition integration pretax charges	33	14	40
Corporate [Member]
Acquisition Integration Charges [Line Items]
Corporate acquisition integration charges	$ 11	$ 0	$ 0